TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT (Schedule of Trade Receivables, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of trade receivables [Line Items]
Financial assets	$ 5,864,199	$ 6,585,722
Trade receivables
Disclosure of trade receivables [Line Items]
Financial assets	1,562,058	2,065,499
Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Financial assets	1,515,057	1,910,904
Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Financial assets	47,001	154,595
Gross carrying amount | Guaranteed
Disclosure of trade receivables [Line Items]
Financial assets	604,467	697,001
Gross carrying amount | Guaranteed | Fully performing
Disclosure of trade receivables [Line Items]
Financial assets	570,821	664,698
Gross carrying amount | Guaranteed | Past due
Disclosure of trade receivables [Line Items]
Financial assets	33,646	32,303
Gross carrying amount | Not guaranteed
Disclosure of trade receivables [Line Items]
Financial assets	1,009,944	1,427,973
Gross carrying amount | Not guaranteed | Fully performing
Disclosure of trade receivables [Line Items]
Financial assets	944,236	1,246,206
Gross carrying amount | Not guaranteed | Past due
Disclosure of trade receivables [Line Items]
Financial assets	65,708	181,767
Gross carrying amount | Trade receivables
Disclosure of trade receivables [Line Items]
Financial assets	1,614,411	2,124,974
Gross carrying amount | Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Financial assets	1,515,057	1,910,904
Gross carrying amount | Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Financial assets	99,354	214,070
Accumulated impairment | Trade receivables
Disclosure of trade receivables [Line Items]
Financial assets	(52,353)	(59,475)
Accumulated impairment | Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Financial assets	0	0
Accumulated impairment | Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Financial assets	$ (52,353)	$ (59,475)